Commitments and Contingencies (Tables)	11 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Amortization and Interest Expense Related to Capital Leases
Amortization and interest expense related to capital leases for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), are as follows (in thousands):

	Predecessor		Successor
	Year Ended December 31, 2019	Period from January 1, 2020 through January 31, 2020	Period from February 1, 2020 through December 31, 2020
Depreciation and amortization	$3,173	$231	$2,282
Interest expense	$395	$26	$206

Summary of Future Minimum Rental Payments Under Operating Leases and Capital Lease
Future minimum rental payments under operating leases that have initial non-cancelable
lease terms in excess of one year, future minimum rental payments under capital leases and the present value of minimum lease payments under capital leases as of December 31, 2020, are as follows (in thousands):

Years Ending December 31,
	Operating Leases	Capital Leases
2021	$5,666	$1,777
2022	3,620	916
2023	2,010	106
2024	1,725	—
2025	519	—
Thereafter	476	—

Total minimum lease payments	$14,016	2,799

Less: Imputed interest		(132)

Present value of minimum lease payments under capital leases		2,667
Less: Current portion of capital lease liability		(1,679)

Total long-term capital lease liability		$988